Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000031758 | Rolls-Royce Holdings PLC8212920
Holdings [Line Items]
Percent of Total Investments	4.50%
C000031758 | Alstom S.A.8212847
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031758 | Samsung Electronics Co. Ltd.8212970
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031758 | Barclays PLC8212881
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031758 | Kering S.A.8212866
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031758 | Reckitt Benckiser Group PLC8212916
Holdings [Line Items]
Percent of Total Investments	2.90%
C000031758 | Akzo Nobel NV8212977
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031758 | Roche Holding AG8212817
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031758 | Prudential PLC8212914
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031758 | Renesas Electronics Corp.8212958
Holdings [Line Items]
Percent of Total Investments	2.40%
C000031758 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031758 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000031758 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000031758 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000031758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000031758 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000031758 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000031758 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000031758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000031758 | France
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000031758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000031757 | Rolls-Royce Holdings PLC8212920
Holdings [Line Items]
Percent of Total Investments	4.50%
C000031757 | Alstom S.A.8212847
Holdings [Line Items]
Percent of Total Investments	3.50%
C000031757 | Samsung Electronics Co. Ltd.8212970
Holdings [Line Items]
Percent of Total Investments	3.30%
C000031757 | Barclays PLC8212881
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031757 | Kering S.A.8212866
Holdings [Line Items]
Percent of Total Investments	3.20%
C000031757 | Reckitt Benckiser Group PLC8212916
Holdings [Line Items]
Percent of Total Investments	2.90%
C000031757 | Akzo Nobel NV8212977
Holdings [Line Items]
Percent of Total Investments	2.70%
C000031757 | Roche Holding AG8212817
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031757 | Prudential PLC8212914
Holdings [Line Items]
Percent of Total Investments	2.50%
C000031757 | Renesas Electronics Corp.8212958
Holdings [Line Items]
Percent of Total Investments	2.40%
C000031757 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000031757 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000031757 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000031757 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000031757 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031757 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000031757 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000031757 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000031757 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000031757 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000031757 | France
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000031757 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	31.00%